Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in non-current financial debt
Issuance of non-current debt	$ 189	$ 1,148	$ 808
Repayment of non-current debt	(59)	(40)	(1,167)
NET AMOUNT	130	1,108	(359)
Cash and cash equivalents
Cash	16,956	14,873	13,544
Cash equivalents	10,307	18,153	7,798
TOTAL	27,263	$ 33,026	$ 21,342	$ 31,268
Restricted cash and cash equivalents	$ 1,807